Schedule of Inventory Obsolescence Provision (Details)	12 Months Ended
Feb. 29, 2016 CAD
Inventory Schedule Of Inventory Obsolescence Provision 1	CAD 114,744
Inventory Schedule Of Inventory Obsolescence Provision 2	100,058
Inventory Schedule Of Inventory Obsolescence Provision 3	129,106
Inventory Schedule Of Inventory Obsolescence Provision 4	75,000
Inventory Schedule Of Inventory Obsolescence Provision 5	45,000
Inventory Schedule Of Inventory Obsolescence Provision 6	156,000
Inventory Schedule Of Inventory Obsolescence Provision 7	(149,874)
Inventory Schedule Of Inventory Obsolescence Provision 8	(30,314)
Inventory Schedule Of Inventory Obsolescence Provision 9	(185,048)
Inventory Schedule Of Inventory Obsolescence Provision 10	39,870
Inventory Schedule Of Inventory Obsolescence Provision 11	114,744
Inventory Schedule Of Inventory Obsolescence Provision 12	CAD 100,058